Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2018
Film Costs [Abstract]
Components of Produced Content, Net

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Released, less amortization	124,990	553,459	80,497
In production	1,310,349	3,003,091	436,782
In development	128,940	179,513	26,109
	1,564,279	3,736,063	543,388